Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 24, 2011
Registrant Name	dei_EntityRegistrantName	FQF Trust
Central Index Key	dei_EntityCentralIndexKey	0001479599
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 24, 2011
Prospectus Date	rr_ProspectusDate	Aug 10, 2011

QuantShares U.S. Market Neutral High Beta Fund (Prospectus Summary) | QuantShares U.S. Market Neutral High Beta Fund
QuantShares U.S. Market Neutral High Beta Fund

FQF TRUST

QuantShares U.S. Market Neutral Beta Fund

Supplement dated October 24, 2011 to the

Prospectus and Statement of Additional Information

dated August 10, 2011

The Board of Trustees of FQF Trust (“Trust”) recently approved changing the name of following series of the Trust.

Current Fund Name	New Fund Name
QuantShares U.S. Market Neutral Beta Fund	QuantShares U.S. Market Neutral High Beta Fund

Effective October 24, 2011, all references to the Current Fund Name in the prospectus and statement of additional information are deleted and replaced with the New Fund Name.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 10, 2011
QuantShares U.S. Market Neutral High Beta Fund (Prospectus Summary) | QuantShares U.S. Market Neutral High Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	QuantShares U.S. Market Neutral High Beta Fund
Supplement Text	ck0001479599_SupplementTextBlock

FQF TRUST

QuantShares U.S. Market Neutral Beta Fund

Supplement dated October 24, 2011 to the

Prospectus and Statement of Additional Information

dated August 10, 2011

The Board of Trustees of FQF Trust (“Trust”) recently approved changing the name of following series of the Trust.

Current Fund Name	New Fund Name
QuantShares U.S. Market Neutral Beta Fund	QuantShares U.S. Market Neutral High Beta Fund

Effective October 24, 2011, all references to the Current Fund Name in the prospectus and statement of additional information are deleted and replaced with the New Fund Name.